FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S)	811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	PRINCIPLED EQUITY MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES	20 WILLIAM STREET WELLESLEY, MA 02481

NAME AND ADDRESS OF AGENT FOR SERVICE	CHRISTOPHER Y. WILLIAMS
5072 ANNUNCIATION CIRCLE
SUITE 317
AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER	(239) 304-1679

DATE OF REPORTING PERIOD	MARCH 31, 2013

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2013
(Unaudited)

Quantity		Market Value

	COMMON STOCK -- 99.70%
	CONSUMER DISCRETIONARY -- 11.90%
	Auto Components Industry -- 0.22%
2,200	Johnson Controls Incorporated	77,154.00

	Automobiles Industry -- 0.73%
10,100	Ford Motor Company	132,815.00
2,400	Harley-Davidson Incorporated	127,920.00
		260,735.00

	Distributors Industry -- 0.75%
3,423	Genuine Parts Company	266,994.00

	Household Durables Industry -- 0.45%
1,200	D.R. Horton Incorporated	29,159.93
982	Newell Rubbermaid Incorporated	25,630.20
1,300	Stanley Black Decker Incorporated	105,261.00
		160,051.13

	Hotels Restaurants & Leisure Industry -- 1.97%
700	Darden Restaurants Incorporated	36,176.00
4,200	McDonalds Corporation	418,698.00
2,800	Starbucks Corporation	159,460.00
1,200	Yum! Brand Incorporated	86,328.00
		700,662.00

	Internet & Catalog Retail Industry -- 0.23%
120	Priceline.com Incorporated	82,579.20

	Media Industry -- 2.84%
9,050	Comcast Corporation Class A	379,919.00
2,800	DirecTV Group Incorporated	158,452.00
1,500	Gannett Incorporated	32,805.00
2,000	Mcgraw Hill Company Incorporated	104,160.00
2,400	Omnicom Group	141,360.00
2,000	Time Warner Cable Class A	192,120.00
		1,008,816.00

	Multiline Retail Industry -- 0.82%
800	Kohls Corp	36,904.00
3,500	Macy's Group Incorporated	146,440.00
1,600	Target Corporation	109,520.00
		292,864.00

	Specialty Retail Industry -- 3.38%
2,100	American Eagle Outfitters Incorporated	39,270.00
3,100	AutoNation Incorporated	135,625.00
975	Best Buy	21,596.25
100	Foot Locker Incorporated	3,424.00

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2013
(Unaudited)

	Specialty Retail Industry (continued)
6,182	Home Depot Incorporated	431,379.96
1,300	L Brands Incorporated	58,058.00
7,002	Lowe's Companies Incorporated	265,515.84
1,000	Office Depot Incorporated	3,930.00
1,950	Staples Incorporated	26,169.00
3,000	TJX Companies Incorporated	140,250.00
1,100	Tiffany & Company	76,494.00
		1,201,712.05

	Textiles Apparel & Luxury Goods Industry -- 0.51%
800	Coach Incorporated	39,992.00
2,400	Nike Incorporated	141,624.00
		181,616.00

	CONSUMER DISCRETIONARY TOTAL	4,233,183.38

	CONSUMER STAPLES -- 11.28%
	Beverages Industry -- 2.91%
14,000	Coca Cola Company	566,160.00
2,000	Coca Cola Enterprises	73,840.00
5,000	Pepsico Incorporated	395,550.00
		1,035,550.00

	Food & Staples Retailing Industry -- 3.01%
5,000	CVS/Caremark Corporation	274,950.00
1,700	Costco Wholesale Corporation	180,387.00
1,800	Safeway Incorporated	47,430.00
6,800	Sysco Corporation	239,156.00
5,800	Walgreen Company	276,544.00
600	Whole Foods Market Incorporated	52,050.00
		1,070,517.00

	Food Products Industry -- 3.33%
1,100	Campbell Soup Company	49,896.00
7,400	General Mills Incorporated	364,894.00
400	Green Mountain Coffee Roaster	22,704.00
1,400	HJ Heinz Company	101,178.00
3,100	Kellogg Company	199,733.00
5,100	The Hershey Company	446,403.00
		1,184,808.00

	Household Products Industry -- 1.84%
8,500	Procter & Gamble Company	655,010.00

	Personal Products Industry -- 0.19%
3,300	Avon Products Incorporated	68,409.00

	CONSUMER STAPLES TOTAL	4,014,294.00

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2013
(Unaudited)

	ENERGY -- 10.95%
	Energy Equipment & Services Industry -- 2.77%
1,900	Cameron International Corporation	123,880.00
1,800	ERA Group Incorporated	37,800.00
1,500	Ensco PLC Class A	90,000.00
700	FMC Technologies Incorporated	38,073.00
5,666	Halliburton Company	228,963.06
2,800	Nabors Industries Limited	45,416.00
2,390	National Oilwell Varco Incorporated	169,092.44
900	Noble Corporation Baar	34,335.00
2,400	Rowan Companies Incorporated	84,864.00
1,800	Seacor Holdings Incorporated	132,624.00
		985,047.50

	Oil Gas & Consumable Fuels Industry -- 8.18%
3,100	Anadarko Petroleum Corporation	271,095.00
2,144	Apache Corporation	165,431.04
400	Cabot Oil & Gas Corporation	27,044.00
3,400	Chesapeake Energy	69,394.00
612	Cimarex Energy Company	46,169.28
2,201	Devon Energy Corporation	124,180.42
1,696	EOG Resources	217,206.72
600	EQT Corporation	40,650.00
2,100	Hess Corporation	150,381.00
700	Hollyfrontier Corporation	36,015.00
4,107	Kinder Morgan	158,858.76
6,000	Marathon Oil Company	202,320.00
3,000	Marathon Petroleum Corporation	268,800.00
2,400	Murphy Oil Corporation	152,952.00
900	Newfield Exploration Company	20,178.00
1,300	Noble Energy Incorporated	150,358.00
2,000	Peabody Energy Corporation	42,300.00
1,100	Pioneer Natural	136,675.00
686	Plains Exploration & Production Company	32,564.43
1,700	Range Resources Corporation	137,768.00
3,100	Southwestern Energy Company	115,506.00
6,300	Spectra Energy	193,725.00
3,900	Williams Companies Incorporated	146,094.00
		2,905,665.65

	ENERGY TOTAL	3,890,713.15

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2013
(Unaudited)

	FINANCIALS -- 15.35%
	Capital Markets Industry -- 3.26%
1,560	Ameriprise Financial Inc.	114,894.00
6,430	Bank of New York Mellon Corporation	179,975.70
315	Blackrock Incorporated	80,917.20
600	Franklin Resources Incorporated	90,486.00
1,700	Goldman Sachs Group	250,155.00
900	Janus Capital Group Incorporated	8,460.00
5,540	Morgan Stanley	121,769.20
1,100	Northern Trust	60,016.00
87	Piper Jaffray Companies	2,984.10
800	Price T Rowe Group Incorporated	59,896.00
5,650	Schwab (Charles) Corporation	99,948.50
1,500	State Street Corporation	88,635.00
		1,158,136.70

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2013
(Unaudited)

	Commercial Banks Industry -- 3.39%
3,900	BB&T Corporation	122,421.00
1,100	Comerica Incorporated	39,545.00
6,100	Fifth Third Bankcorp	99,491.00
600	Keycorp	5,976.00
1,100	M & T Bank Corporation	113,476.00
4,742	PNC Financial Services Group	315,343.00
2,200	Suntrust Banks	63,382.00
1,300	Synovus Financial Corporation	3,601.00
13,051	US Bankcorp	442,820.43
		1,206,055.43

	Consumer Finance Industry -- 1.99%
7,600	American Express Company	512,696.00
4,320	Discover Financial Services	193,708.80
		706,404.80

	Diversified Financial Services Industry -- 1.31%
1,000	CME Group Incorporated	61,410.00
9,000	Citigroup Incorporated	398,160.00
2,900	Federal Home Loan Mortgage Association	1,963.59
5,500	Federal National Mortgage Association	3,767.50
		465,301.09

	Insurance Industry -- 4.27%
2,000	AFLAC Incorporated	104,040.00
850	Ace Limited	75,624.50
2,900	Allstate Corporation	142,303.00
1,800	Chubb Corporation	157,554.00
661	Cincinnati Financial	31,212.42
1,000	Erie Indemnity Company Class A	75,530.00
1,400	Hartford Financial Services Group	36,120.00
2,008	Lincoln National Corporation	65,480.88
600	MBIA Incorporated	6,162.00
1,500	MGIC Investment Corporation	7,425.00
2,400	Marsh and McLennan Companies	91,128.00
2,500	MetLife Incorporated	95,050.00
5,400	Progressive Corporation	136,458.00
1,900	Prudential Financial	112,081.00
800	Renaissancere Holdinhs Limited	73,592.00
3,213	The Travelers Companies Incorporated	270,502.48
1,300	Unum Group	36,725.00
		1,516,988.28

	Real Estate Investment Trusts (REITs) Industry -- 1.13%
1,700	Plum Creek Timber Company	88,740.00
2,100	ProLogis Incorporated REIT	83,958.00
1,435	Simon Property Group Incorporated	227,533.64
		400,231.64

	FINANCIALS TOTAL	5,453,117.94

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2013
(Unaudited)

	HEALTH CARE -- 12.25%
	Biotechnology Industry -- 4.16%
5,872	Amgen Incorporated	601,938.72
1,474	Biogen Idec Incorporated	283,921.88
11,102	Gilead Sciences Incorporated	543,331.88
277	Regeneron Pharmaceuticals	48,862.80
		1,478,055.28

	Health Care Equipment & Supplies Industry -- 1.39%
1,400	Carefusion Corporation	48,986.00
2,100	Hill Rom Holdings Incorporated	73,962.00
7,905	Medtronic Incorporated	371,218.80
		494,166.80

	Health Care Providers & Services Industry -- 3.36%
4,200	Amerisourcebergen Corp	216,090.00
2,800	Cardinal Health Incorporated	116,536.00
5,945	Express Scripts Holdings Company	342,550.90
2,500	McKesson Corporation	269,900.00
4,400	Quest Diagnostics Incorporated	248,424.00
		1,193,500.90

	Pharmaceuticals Industry -- 3.34%
12,200	Abbott Laboratories	430,904.00
12,200	Abbvie Incorporated	497,516.00
2,300	Allergan Incorporated	256,749.00
		1,185,169.00

	HEALTH CARE TOTAL	4,350,891.98

	INDUSTRIAL -- 9.67%
	Air Freight & Logistics Industry -- 1.92%
1,600	Fedex Corporation	157,120.00
6,100	United Parcel Service	523,990.00
		681,110.00

	Airlines Industry -- 0.15%
4,050	Southwest Airlines Company	54,594.00

	Commercial Services & Supplies Industry - 0.71%
1,700	Deluxe Corporation	70,380.00
5,000	Pitney Bowes Incorporated	74,300.00
3,300	Republic Services Group	108,900.00
		253,580.00

	Electrical Equipment Industry -- 0.93%
4,200	Emerson Electric Company	234,654.00
1,100	Rockwell Automation Incorporated	94,985.00
		329,639.00

	Industrial Conglomerates Industry -- 1.11%
3,700	3M Company	393,347.00

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2013
(Unaudited)

	Machinery Industry -- 2.14%
1,100	Cummins Incorporated	127,391.00
2,500	Deere and Company	214,950.00
529	Flowserve Corporation	88,718.59
3,600	Illinois Tool Works Incorporated	219,384.00
48	Kadant Incorporated	1,200.00
1,800	Paccar Incorporated	91,008.00
200	Snap On Incorporated	16,540.00
		759,191.59

	Road & Rail Industry -- 2.25%
7,200	CSX Corporation	177,336.00
2,900	Norfolk Southern Corporation	223,532.00
2,800	Union Pacific Corporation	398,748.00
		799,616.00

	Trading Companies & Distributors Industry -- 0.46%
617	Grainger, WW Incorporated	138,812.66
472	United Rentals	25,945.84
		164,758.50

	INDUSTRIAL TOTAL	3,435,836.09

	INFORMATION TECHNOLOGY -- 17.52%
	Communications Equipment Industry -- 2.64%
18,300	Cisco Systems Incorporated	382,470.00
587	JDS Uniphase	7,848.19
2,200	Juniper Networks	40,788.00
1,185	Motorola Solutions Incorporated	75,875.55
6,400	Qualcomm Incorporated	428,416.00
1,400	Tellabs Incorporated	2,926.00
		938,323.74

	Computers & Peripherals Industry -- 4.57%
2,512	Apple Incorporated	1,111,961.92
6,900	Dell Inc.	98,877.00
7,400	EMC Corporation	176,786.00
4,300	Hewlett Packard Company	102,512.00
900	Lexmark International	23,760.00
1,500	Netapp Incorporated	51,240.00
600	Qlogic Corporation	6,960.00
1,000	Western Digital	50,290.00
		1,622,386.92

	Electronic Equipment Instruments & Components Industry -- 0.23%
1,800	Ingram Micro Incorporated	35,424.00
1,625	Molex Incorporated	47,580.00
		83,004.00

	Internet Software & Services Industry -- 2.31%
3,400	EBay Incorporated	184,348.00
800	Google Incorporated Class A	635,352.00
		819,700.00

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2013
(Unaudited)

	IT Services Industry -- 2.83%
3,600	Automatic Data Processing Incorporated	234,108.00
1,200	Cognizant Tech Solutions Class A	91,944.00
2,600	Fidelity National Information Services	103,012.00
600	Fiserv Incorporated	52,716.00
300	MasterCard Corporation	162,339.00
1,500	Paychex Incorporated	52,590.00
629	Total System Services Incorporated	15,586.63
1,400	Visa Incorporated Class A	237,776.00
3,685	Western Union Company	55,422.40
		1,005,494.03

	Semiconductors & Semiconductor Equipment Industry -- 2.97%
1,800	Altera Corporation	63,828.00
2,200	Analog Devices Incorporated	102,278.00
5,900	Applied Materials Incorporated	79,532.00
1,800	Broadcom Corporation Class A	62,424.00
17,400	Intel Corporation	380,016.00
1,000	KLA-Tencor Corporation	52,740.00
1,800	LSI Corporation	12,204.00
450	Lam Research Corporation	18,657.00
2,200	Micron Technology Incorporated	21,956.00
2,700	Nvidia Corporation	34,641.00
4,800	Texas Instruments	170,304.00
1,500	Xilinx Incorporated	57,255.00
		1,055,835.00

	Software Industry -- 1.97%
1,600	Adobe Systems Incorporated	69,632.00
2,550	CA Incorporated	64,209.00
400	Citrix Systems Incorporated	28,860.00
3,000	Compuware Corporation	37,470.00
12,329	Oracle Corporation	398,596.56
4,149	Symantec Corporation	102,397.32
		701,164.89

	INFORMATION TECHNOLOGY TOTAL	6,225,908.58

	MATERIALS -- 3.05%
	Chemicals Industry -- 1.37%
600	Airgas Incorporated	59,496.00
2,600	Praxair Incorporated	290,004.00
2,300	The Mosaic Company	137,103.00
		486,603.00

	Construction Materials Industry -- 0.16%
1,100	Vulcan Material Company	56,870.00

	Containers & Packaging Industry -- 1.45%
5,300	Aptargroup Incorporated	303,955.00
1,800	Bemis Company Incorporated	72,648.00
1,450	Owens-Illinois Incorporated	38,642.50
4,200	Sealed Air Corporation	101,262.00
		516,507.50

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2013
(Unaudited)

	Metals & Mining Industry -- 0.07%
1,259	Cliffs Natural Resources Incorporated	23,933.59

	MATERIALS TOTAL	1,083,914.09

	TELECOMMUNICATION SERVICES -- 4.23%
	Diversified Telecommunication Services Industry -- 3.88%
19,790	A T & T Corporation	726,095.10
874	Centurylink Incorporated	30,703.62
2,256	Frontier Communications Corporation	9,001.44
12,500	Verizon Communications	614,375.00
		1,380,175.16

	Wireless Telecommunication Services Industry -- 0.35%
1,600	American Tower Corporation	123,072.00

	TELECOMMUNICATION SERVICES TOTAL	1,503,247.16

	UTILITIES -- 3.50%
	Gas Utilities Industry -- 1.74%
5,900	Atmos Energy Corporation	251,871.00
4,300	UGI Corporation	165,077.00
4,600	WGL Holdings	202,860.00
		619,808.00

	Electric Utilites Industry -- 0.82%
6,691	Northeast Utilities	290,799.55

	Multi-Utilities Industry -- 0.32%
4,800	CenterPoint Energy Incorporated	115,008.00

	Water Utilities Industry --0.62%
5,324	American Water Works Company	220,626.56

	UTILITIES TOTAL	1,246,242.11

	Total common stocks (cost $20,693,188)	35,437,348.48

	CASH & OTHER ASSETS LESS LIABILITIES -- 0.30%	105,073.28

	Total Net Assets	35,542,421.76